Consolidated Balance Sheets - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents		€ 12,916.0	€ 12,735.9
Short-term investments		405.9	5.4
Accounts receivable, net	[1]	3,023.0	4,477.5
Finance receivables, net		613.5	82.6
Current tax assets		88.9	283.6
Contract assets		440.6	320.6
Inventories, net		11,429.3	10,891.5
Loans receivable	[2]	266.1	0.0
Other assets	[3]	1,432.8	1,940.3
Total current assets		30,616.1	30,737.4
Finance receivables, net		13.3	317.2
Deferred tax assets		1,719.4	1,940.7
Loans receivable	[4]	1,653.9	1,456.6
Other assets	[5]	1,057.1	790.8
Equity investments		1,320.7	0.0
Equity method investments		822.6	903.0
Goodwill		4,588.6	4,588.6
Other intangible assets, net		540.1	621.3
Property, plant and equipment, net		7,893.8	6,846.8
Right-of-use assets		341.0	387.2
Total non-current assets		19,950.5	17,852.2
Total assets		50,566.6	48,589.6
Liabilities and shareholders’ equity
Accounts payable	[6]	3,521.8	3,500.4
Accrued and other liabilities	[7]	2,567.3	2,686.6
Current tax liabilities		486.6	283.3
Short-term borrowings and current portion of long-term debt		1,681.9	1,010.3
Contract liabilities		16,006.3	12,570.8
Total current liabilities		24,263.9	20,051.4
Long-term debt		2,709.0	3,677.3
Deferred and other income tax liabilities		183.0	299.2
Contract liabilities		3,366.3	5,625.4
Accrued and other liabilities		432.2	459.5
Total non-current liabilities		6,690.5	10,061.4
Total liabilities	[8]	30,954.4	30,112.8
Issued and outstanding shares		34.9	35.4
Share premium		4,107.1	4,049.0
Treasury shares at cost		(2,252.9)	(476.0)
Retained earnings		17,587.3	14,414.3
Accumulated other comprehensive income		135.8	454.1
Total shareholders’ equity		19,612.2	18,476.8
Total liabilities and shareholders’ equity		€ 50,566.6	€ 48,589.6

[1]	Accounts receivable includes amounts with related parties of €1.1 million and €70.8 million at December 31, 2025 and 2024, respectively.
[2]	Loans receivable – current includes amounts with related parties of €260.2 million and €0.0 million at December 31, 2025 and 2024, respectively.
[3]	Other assets – current includes amounts with related parties of €323.5 million and €815.8 million at December 31, 2025 and 2024, respectively.
[4]	Loans receivable – non-current includes amounts with related parties of €1,647.3 million and €1,440.8 million at December 31, 2025 and 2024, respectively
[5]	Other assets – non-current includes amounts with related parties of €868.4 million and €599.9 million at December 31, 2025 and 2024, respectively.
[6]	Accounts payable includes amounts with related parties of €1,085.8 million and €955.8 million at December 31, 2025 and 2024, respectively.
[7]	Accrued and other liabilities – current includes amounts with related parties of €123.0 million and €199.9 million at December 31, 2025 and 2024, respectively
[8]	For information regarding commitments and contingencies, see Note 17 Commitments and contingencies